Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000244420 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	53.30%
C000244420 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000244420 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000244420 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000244420 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000244420 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000244420 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000244420 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000244420 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000244420 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000244421 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000244421 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000244421 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000244421 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000244421 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000244421 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000244421 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000244421 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000244421 | Other
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000244421 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.10%